Related parties - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Cancellation of fees	$ 3,102	$ 1,847
Payment of key management personnel compensation	$ 24,068	$ 22,632	$ 21,580
Provisions for employee benefits					$ 12,423,667		$ 11,481,064
Ownership Interest Held By Government	88.49%
Description of any retirement benefit plan termination terms	five years (2016-2021)
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Provisions for employee benefits			$ 5,491		$ 13,413		$ 18,740
Offshore International Group
Disclosure of transactions between related parties [line items]
Loans and receivables				$ 28		$ 28		$ 57
Loans And Receivable Interest Rate								4.99%